INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	$ 1,151,986	$ 1,080,386
Classes of intangible assets (gross)	1,594,128	1,457,096
Airport slots
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	658,949	625,368
Classes of intangible assets (gross)	658,949	625,368
Loyalty program
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	219,636	203,791
Classes of intangible assets (gross)	219,636	203,791
Computer software
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	156,337	143,550
Classes of intangible assets (gross)	597,164	518,971
Developing software
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	117,010	107,652
Classes of intangible assets (gross)	117,010	107,651
Other assets
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	54	25
Classes of intangible assets (gross)	$ 1,369	$ 1,315